Borrowings (Tables)	12 Months Ended
Mar. 30, 2025
Borrowings [abstract]
Schedule of Term Loan
The amount outstanding with respect to the Term Loan is as follows:

	March 30, 2025	March 31, 2024
	$	$
Term Loan	412.4	393.1
Unamortized portion of deferred transaction costs	(0.4)	(0.6)
Term Loan, net of unamortized deferred transaction costs	412.0	392.5

Schedule of Net Interest and Other Finance Costs
Net interest, finance and other costs consist of the following:

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Interest expense
Mainland China Facilities	0.9	0.9	0.5
Japan Facility	0.1	0.1	0.1
Revolving Facility	2.6	2.8	1.1
Term Loan	20.3	19.9	18.8
Lease liabilities	17.1	17.7	11.6
Standby fees	1.2	1.2	1.8
Foreign exchange losses on Term Loan net of hedges	4.6	2.1	12.1
Fair value remeasurement on the put option liability (note 21)	7.4	1.6	10.9
Fair value remeasurement on the contingent consideration (note 21)	(16.1)	2.8	(2.9)
Interest income	(2.8)	(1.3)	(0.9)
Other costs	0.7	1.0	1.0
Net interest, finance and other costs	36.0	48.8	54.1